Share-based Compensation - Schedule of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Number of Options and Shares, Exercised	(22,726,238)
2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Number of Options and Shares Outstanding, Beginning balance	74,336,244	83,391,284		56,914,000
Number of Options and Shares, Granted	0	579,600	36,987,700
Number of Options and Shares, Exercised	(10,519,982)	(5,801,840)	(6,404,416)
Number of Options and Shares, Forfeited	(3,508,800)	(3,832,800)	(4,106,000)
Number of Options and Shares Outstanding, Ending balance	60,307,462	74,336,244	83,391,284
Weighted average exercise price, Outstanding	$ 0.10	$ 0.10	$ 0.10
Weighted average exercise price, Granted	0	0.10	0.10
Weighted average exercise price, Exercised	0.10	0.10	0.10
Weighted average exercise price, Forfeited	0.10	0.10	0.10
Weighted average exercise price, Outstanding	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Weighted average remaining contractual life (in years)	4 years 4 months 28 days	5 years 6 months 21 days	6 years 8 months 12 days	5 years 11 months 12 days
Aggregate intrinsic value, Outstanding	$ 1,122,594	$ 750,796	$ 1,330,091	$ 814,724
Number of Options Outstanding, Vested and expected	58,836,673	71,370,113
Weighted average exercise price, Vested and expected	$ 0.10	$ 0.10
Weighted average remaining contractual life , Vested and expected (in years)	4 years 4 months 2 days	5 years 5 months 15 days
Aggregate intrinsic value, Vested and expected	$ 1,095,245	$ 720,838
Number of Options Outstanding, Exercisable	43,618,062	46,292,444
Weighted average exercise price, Exercisable	$ 0.10	$ 0.10
Weighted average remaining contractual life , Exercisable (in years)	3 years 4 months 6 days	4 years 21 days
Aggregate intrinsic value, Exercisable	$ 811,950	$ 467,554
2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Number of Options and Shares Outstanding, Beginning balance	108,557,400	108,557,400	0
Number of Options and Shares, Granted	0	0	108,557,400
Number of Options and Shares Outstanding, Ending balance	108,557,400	108,557,400	108,557,400	0
Weighted average exercise price, Outstanding	$ 14.63	$ 14.63	$ 0
Weighted average exercise price, Granted	0	0	14.63
Weighted average exercise price, Outstanding	$ 14.63	$ 14.63	$ 14.63	$ 0
Weighted average remaining contractual life (in years)	7 years 2 months 8 days	8 years 2 months 8 days	9 years 2 months 8 days	0 years